Financial Risk and Fair Value Disclosures - Details of Forward Exchange Contracts (Detail) - Forward exchange contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional Amount on sale of foreign currency	$ 82
Contract Period, beginning date	Dec. 11, 2020
Contract Period, end date	Feb. 05, 2021